 EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)

Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand (3)(4)(5)			Assets That Were Repurchased or Replaced (3)(6)			Assets Pending Repurchase or Replacement (within cure period) (3)(7)			Demand in Dispute (3)(8)			Demand Withdrawn (3)(9)			Demand Rejected (3)(10)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Long Beach Mortgage Loan Trust 2000-1 CIK: 0001132934	X	LONG BEACH MORTGAGE COMPANY	8349	$1,016,526,321	100.00%	8349	$995,272,915	6989.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	8349	$995,272,915	6989.00%	0	$0	0.00%
TOTAL			8349	$1,016,526,321	100.00%	8349	$995,272,915	6989.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	8349	$995,272,915	6989.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-1 CIK: 0001136881	X	LONG BEACH MORTGAGE COMPANY	6183	$741,710,530	100.00%	6183	$725,117,987	4731.72%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	6183	$725,117,987	4731.72%	0	$0	0.00%
TOTAL			6183	$741,710,530	100.00%	6183	$725,117,987	4731.72%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	6183	$725,117,987	4731.72%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-2 CIK: 0001158453	X	LONG BEACH MORTGAGE COMPANY	11419	$1,596,487,794	100.00%	11419	$1,559,181,466	4828.48%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	11419	$1,559,181,466	4828.48%	0	$0	0.00%
TOTAL			11419	$1,596,487,794	100.00%	11419	$1,559,181,466	4828.48%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	11419	$1,559,181,466	4828.48%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-3 CIK: 0001159978	X	LONG BEACH MORTGAGE COMPANY	7097	$1,023,677,633	100.00%	7097	$998,779,955	5184.46%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	7097	$998,779,955	5184.46%	0	$0	0.00%
TOTAL			7097	$1,023,677,633	100.00%	7097	$998,779,955	5184.46%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	7097	$998,779,955	5184.46%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-4 CIK: 0001163135	X	LONG BEACH MORTGAGE COMPANY	14231	$1,508,000,000	100.00%	14231	$1,981,504,847	4697.12%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	14231	$1,981,504,847	4697.12%	0	$0	0.00%
TOTAL			14231	$1,508,000,000	100.00%	14231	$1,981,504,847	4697.12%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	14231	$1,981,504,847	4697.12%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-1 CIK: 0001169873	X	LONG BEACH MORTGAGE COMPANY	10169	$1,617,564,857	100.00%	10169	$1,578,272,784	4908.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	10169	$1,578,272,784	4908.02%	0	$0	0.00%
TOTAL			10169	$1,617,564,857	100.00%	10169	$1,578,272,784	4908.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	10169	$1,578,272,784	4908.02%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-2 CIK: 0001174623	X	LONG BEACH MORTGAGE COMPANY	6742	$1,002,007,280	100.00%	6742	$991,724,291	4674.51%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	6742	$991,724,291	4674.51%	0	$0	0.00%
TOTAL			6742	$1,002,007,280	100.00%	6742	$991,724,291	4674.51%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	6742	$991,724,291	4674.51%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-5 CIK: 0001203085	X	LONG BEACH MORTGAGE COMPANY	6331	$1,007,550,998	100.00%	6331	$973,632,842	3670.51%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	6331	$973,632,842	3670.51%	0	$0	0.00%
TOTAL			6331	$1,007,550,998	100.00%	6331	$973,632,842	3670.51%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	6331	$973,632,842	3670.51%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-1 CIK: 0001217080	X	LONG BEACH MORTGAGE COMPANY	12382	$2,003,659,682	100.00%	12382	$1,935,187,792	4362.51%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	12382	$1,935,187,792	4362.51%	0	$0	0.00%
TOTAL			12382	$2,003,659,682	100.00%	12382	$1,935,187,792	4362.51%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	12382	$1,935,187,792	4362.51%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-2 CIK: 0001225774	X	LONG BEACH MORTGAGE COMPANY	5041	$927,853,522	100.00%	5041	$895,804,782	3728.55%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	5041	$895,804,782	3728.55%	0	$0	0.00%
TOTAL			5041	$927,853,522	100.00%	5041	$895,804,782	3728.55%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	5041	$895,804,782	3728.55%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-3 CIK: 0001237287	X	LONG BEACH MORTGAGE COMPANY	4188	$901,545,597	100.00%	4188	$873,149,415	3838.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	4188	$873,149,415	3838.00%	0	$0	0.00%
TOTAL			4188	$901,545,597	100.00%	4188	$873,149,415	3838.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	4188	$873,149,415	3838.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-4 CIK: 0001253156	X	LONG BEACH MORTGAGE COMPANY	11757	$2,209,103,240	100.00%	11757	$2,115,290,038	2901.38%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	11757	$2,115,290,038	2901.38%	0	$0	0.00%
TOTAL			11757	$2,209,103,240	100.00%	11757	$2,115,290,038	2901.38%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	11757	$2,115,290,038	2901.38%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-1 CIK: 0001278734	X	LONG BEACH MORTGAGE COMPANY	23364	$4,517,684,935	100.00%	23364	$4,302,243,952	2680.93%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	23364	$4,302,243,952	2680.93%	0	$0	0.00%
TOTAL			23364	$4,517,684,935	100.00%	23364	$4,302,243,952	2680.93%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	23364	$4,302,243,952	2680.93%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-2 CIK: 0001288997	X	LONG BEACH MORTGAGE COMPANY	8194	$1,523,305,466	100.00%	8194	$1,458,291,127	2052.83%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	8194	$1,458,291,127	2052.83%	0	$0	0.00%
TOTAL			8194	$1,523,305,466	100.00%	8194	$1,458,291,127	2052.83%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	8194	$1,458,291,127	2052.83%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-3 CIK: 0001292739	X	LONG BEACH MORTGAGE COMPANY	9976	$2,002,830,254	100.00%	9976	$1,915,368,680	2133.49%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	9976	$1,915,368,680	2133.49%	0	$0	0.00%
TOTAL			9976	$2,002,830,254	100.00%	9976	$1,915,368,680	2133.49%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	9976	$1,915,368,680	2133.49%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-4 CIK: 0001302492	X	LONG BEACH MORTGAGE COMPANY	13221	$2,724,537,099	100.00%	13221	$2,635,798,305	2172.70%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	13221	$2,635,798,305	2172.70%	0	$0	0.00%
TOTAL			13221	$2,724,537,099	100.00%	13221	$2,635,798,305	2172.70%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	13221	$2,635,798,305	2172.70%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-5 CIK: 0001300994	X	LONG BEACH MORTGAGE COMPANY	5052	$1,016,304,261	100.00%	5052	$979,182,344	2114.58%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	5052	$979,182,344	2114.58%	0	$0	0.00%
TOTAL			5052	$1,016,304,261	100.00%	5052	$979,182,344	2114.58%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	5052	$979,182,344	2114.58%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-6 CIK: 0001306775	X	LONG BEACH MORTGAGE COMPANY	5638	$1,105,106,536	100.00%	5638	$1,073,147,509	2212.96%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	5638	$1,073,147,509	2212.96%	0	$0	0.00%
TOTAL			5638	$1,105,106,536	100.00%	5638	$1,073,147,509	2212.96%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	5638	$1,073,147,509	2212.96%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-1 CIK: 0001313483	X	LONG BEACH MORTGAGE COMPANY	17236	$3,514,417,933	100.00%	17236	$3,411,824,617	1879.65%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	17236	$3,411,824,617	1879.65%	0	$0	0.00%
TOTAL			17236	$3,514,417,933	100.00%	17236	$3,411,824,617	1879.65%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	17236	$3,411,824,617	1879.65%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-2 CIK: 0001322738	X	LONG BEACH MORTGAGE COMPANY	12935	$2,504,784,085	100.00%	12935	$2,436,982,820	1761.33%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	12935	$2,436,982,820	1761.33%	0	$0	0.00%
TOTAL			12935	$2,504,784,085	100.00%	12935	$2,436,982,820	1761.33%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	12935	$2,436,982,820	1761.33%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-3 CIK: 0001338041	X	LONG BEACH MORTGAGE COMPANY	5937	$1,529,015,326	100.00%	5937	$1,488,166,066	1315.36%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	5937	$1,488,166,066	1315.36%	0	$0	0.00%
TOTAL			5937	$1,529,015,326	100.00%	5937	$1,488,166,066	1315.36%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	5937	$1,488,166,066	1315.36%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL1 CIK: 0001333181	X	LONG BEACH MORTGAGE COMPANY	16094	$2,974,479,513	100.00%	16094	$2,899,271,577	1681.05%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	16094	$2,899,271,577	1681.05%	0	$0	0.00%
TOTAL			16094	$2,974,479,513	100.00%	16094	$2,899,271,577	1681.05%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	16094	$2,899,271,577	1681.05%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL2 CIK: 0001337302	X	LONG BEACH MORTGAGE COMPANY	14075	$2,761,008,899	100.00%	14075	$2,678,548,444	1300.76%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	14075	$2,678,548,444	1300.76%	0	$0	0.00%
TOTAL			14075	$2,761,008,899	100.00%	14075	$2,678,548,444	1300.76%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	14075	$2,678,548,444	1300.76%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL3 CIK: 0001345657	X	LONG BEACH MORTGAGE COMPANY	9604	$2,194,745,157	100.00%	9604	$2,124,856,123	1068.45%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	9604	$2,124,856,123	1068.45%	0	$0	0.00%
TOTAL			9604	$2,194,745,157	100.00%	9604	$2,124,856,123	1068.45%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	9604	$2,124,856,123	1068.45%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-1 CIK: 0001350315	X	LONG BEACH MORTGAGE COMPANY	11375	$2,501,866,736	100.00%	11375	$2,418,815,728	862.53%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	11375	$2,418,815,728	862.53%	0	$0	0.00%
TOTAL			11375	$2,501,866,736	100.00%	11375	$2,418,815,728	862.53%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	11375	$2,418,815,728	862.53%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-10 CIK: 0001379746	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	4841	$1,033,338,946	100.00%	4841	$975,627,197	516.23%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	4841	$975,627,197	516.23%	0	$0	0.00%
TOTAL			4841	$1,033,338,946	100.00%	4841	$975,627,197	516.23%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	4841	$975,627,197	516.23%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-11 CIK: 0001382996	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6608	$1,532,272,816	100.00%	6608	$1,436,743,444	476.41%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	6608	$1,436,743,444	476.41%	0	$0	0.00%
TOTAL			6608	$1,532,272,816	100.00%	6608	$1,436,743,444	476.41%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	6608	$1,436,743,444	476.41%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-2 CIK: 0001350317	X	LONG BEACH MORTGAGE COMPANY	14914	$3,006,587,525	100.00%	14914	$2,908,128,707	892.89%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	14914	$2,908,128,707	892.89%	0	$0	0.00%
TOTAL			14914	$3,006,587,525	100.00%	14914	$2,908,128,707	892.89%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	14914	$2,908,128,707	892.89%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-3 CIK: 0001355515	X	LONG BEACH MORTGAGE COMPANY	8177	$1,750,539,307	100.00%	8177	$1,692,937,538	826.73%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	8177	$1,692,937,538	826.73%	0	$0	0.00%
TOTAL			8177	$1,750,539,307	100.00%	8177	$1,692,937,538	826.73%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	8177	$1,692,937,538	826.73%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-4 CIK: 0001358910	X	LONG BEACH MORTGAGE COMPANY	9947	$1,923,931,222	100.00%	9947	$1,855,293,138	780.93%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	9947	$1,855,293,138	780.93%	0	$0	0.00%
TOTAL			9947	$1,923,931,222	100.00%	9947	$1,855,293,138	780.93%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	9947	$1,855,293,138	780.93%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-5 CIK: 0001364477	X	LONG BEACH MORTGAGE COMPANY	9595	$1,925,965,129	100.00%	9595	$1,847,258,655	672.32%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	9595	$1,847,258,655	672.32%	0	$0	0.00%
TOTAL			9595	$1,925,965,129	100.00%	9595	$1,847,258,655	672.32%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	9595	$1,847,258,655	672.32%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-6 CIK: 0001367733	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7973	$1,696,308,794	100.00%	7973	$1,622,597,826	669.68%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	7973	$1,622,597,826	669.68%	0	$0	0.00%
TOTAL			7973	$1,696,308,794	100.00%	7973	$1,622,597,826	669.68%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	7973	$1,622,597,826	669.68%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-7 CIK: 0001370358	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7648	$1,632,830,233	100.00%	7648	$1,549,431,381	567.24%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	7648	$1,549,431,381	567.24%	0	$0	0.00%
TOTAL			7648	$1,632,830,233	100.00%	7648	$1,549,431,381	567.24%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	7648	$1,549,431,381	567.24%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-8 CIK: 0001374621	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6646	$1,418,910,068	100.00%	6646	$1,348,401,725	619.05%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	6646	$1,348,401,725	619.05%	0	$0	0.00%
TOTAL			6646	$1,418,910,068	100.00%	6646	$1,348,401,725	619.05%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	6646	$1,348,401,725	619.05%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-9 CIK: 0001374622	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7173	$1,563,345,085	100.00%	7173	$1,480,463,748	540.58%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	7173	$1,480,463,748	540.58%	0	$0	0.00%
TOTAL			7173	$1,563,345,085	100.00%	7173	$1,480,463,748	540.58%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	7173	$1,480,463,748	540.58%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-A CIK: 0001360257	X	LONG BEACH MORTGAGE COMPANY	8568	$533,687,570	100.00%	8568	$523,498,651	4980.14%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	8568	$523,498,651	4980.14%	0	$0	0.00%
TOTAL			8568	$533,687,570	100.00%	8568	$523,498,651	4980.14%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	8568	$523,498,651	4980.14%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL1 CIK: 0001348572	X	LONG BEACH MORTGAGE COMPANY	9169	$1,907,889,166	100.00%	9169	$1,831,397,231	1007.23%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	9169	$1,831,397,231	1007.23%	0	$0	0.00%
TOTAL			9169	$1,907,889,166	100.00%	9169	$1,831,397,231	1007.23%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	9169	$1,831,397,231	1007.23%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL2 CIK: 0001350316	X	LONG BEACH MORTGAGE COMPANY	10374	$1,912,302,287	100.00%	10374	$1,847,770,121	1050.37%	0	$0	0.00%	0	$0	0.00%	1	$195,514	0.11%	10373	$1,847,574,606	1050.26%	0	$0	0.00%
TOTAL			10374	$1,912,302,287	100.00%	10374	$1,847,770,121	1050.37%	0	$0	0.00%	0	$0	0.00%	1	$195,514	0.11%	10373	$1,847,574,606	1050.26%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL3 CIK: 0001350318	X	LONG BEACH MORTGAGE COMPANY	10974	$1,921,482,693	100.00%	10974	$1,856,794,012	1099.07%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	10974	$1,856,794,012	1099.07%	0	$0	0.00%
TOTAL			10974	$1,921,482,693	100.00%	10974	$1,856,794,012	1099.07%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	10974	$1,856,794,012	1099.07%	0	$0	0.00%
GRAND TOTAL			379197	$70,185,164,495	100.00%	379197	$68,221,759,803	1293.78%	0	$0	0.00%	0	$0	0.00%	1	$195,514	0.00%	379196	$68,221,564,289	1293.78%	0	$0	0.00%

_______________________________
(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) Long Beach Securities Corp., as Securitizer, is filing this Form ABS-15G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.  All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4) Except with respect to Long Beach Mortgage Loan Trust 2006-WL2, assets for this transaction which are being reported as “assets that were subject of demand” are the result of litigation involving a generalized repurchase claim against the related Securitizer or an affiliate without a loan-by-loan designation.  As a result, 100% of the related loans in the transaction or loan group are captured by this report.

(5) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(6) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(7) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(8) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(9) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(10) “Demand Rejected” shows assets where a repurchase demand has been rejected by the Securitizer.